BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.9%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(b)
........... USD 5,800 $ 5,802,741
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40 ................ 113 116,517
Total Asset-Backed Securities — 0.9%
(Cost: $5,913,247) ............................... 5,919,258
Foreign Agency Obligations — 0.1%
Colombia — 0.0%
Ecopetrol SA
5.88%, 05/28/45 .................. 17 16,227
5.88%, 11/02/51 .................. 70 65,450
81,677
Mexico — 0.1%
Petroleos Mexicanos
7.19%, 09/12/24 .................. MXN 12 56,010
6.70%, 02/16/32
(a)
................. USD 423 426,173
482,183
Total Foreign Agency Obligations — 0.1%
(Cost: $564,892) ................................. 563,860
Foreign Government Obligations — 0.3%
Austria — 0.0%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
.... EUR 68 119,297
China — 0.3%
People's Republic of China
2.41%, 06/19/25 .................. CNY 5,500 860,330
2.85%, 06/04/27 .................. 4,400 697,374
3.01%, 05/13/28 .................. 1,830 291,449
1,849,153
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29 ..... USD 222 226,620
Total Foreign Government Obligations — 0.3%
(Cost: $2,080,705) ............................... 2,195,070
Non-Agency Mortgage-Backed Securities — 9.9%
Commercial Mortgage-Backed Securities — 9.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
.......... 2,760 2,756,640
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.96%, 09/15/34
(a)(b)
.... 427 426,417
BFLD Trust
(a)(b)
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 1.20%, 10/15/34 .... 45 44,945
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 1.26%, 10/15/35 .... 1,984 1,984,974
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.16%, 09/15/38
(a)(b)
1,526 1,523,091
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(b)
... 1,295 1,295,094
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(b)
... 2,720 2,714,876
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(b)
... 1,820 1,819,909
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,581,520
Series 2021-CIP, Class A, (LIBOR USD 1
Month + 0.92%), 1.02%, 12/15/28
(b)
... 2,560 2,559,228
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.76%, 05/15/38
(b)
... USD 1,470 $ 1,463,584
BX Trust
(a)
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 0.91%, 05/15/30
(b)
... 282 281,204
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 3,955 4,162,887
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(b)
... 450 446,475
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.39%, 06/15/23
(b)
... 780 779,331
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
...................... 810 809,904
CHT Mortgage Trust, Series 2017-CSMO,
Class A, (LIBOR USD 1 Month + 0.93%),
1.04%, 11/15/36
(a)(b)
................ 460 459,717
CIM Retail Portfolio Trust, Series 2021-RETL,
Class A, (LIBOR USD 1 Month + 1.40%),
1.51%, 08/15/36
(a)(b)
................ 220 219,446
Citigroup Commercial Mortgage Trust
Series 2016-P6, Class B, 4.22%, 12/10/49
(b)
735 786,520
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
.................... 100 99,665
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 ..................... 297 321,171
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
.................... 4,050 4,128,853
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.21%, 06/15/34
(a)(b)
.. 923 910,293
Credit Suisse Mortgage Capital Certificates
(a)
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 1.09%, 05/15/36
(b)
... 311 310,906
Series 2020-NET, Class A, 2.26%, 08/15/37 972 979,716
Series 2021-980M, Class A, 2.39%,
07/15/31 ..................... 600 601,253
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
.................... 658 723,786
Series 2019-C16, Class A3, 3.33%, 06/15/52 2,205 2,358,651
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 1.26%,
11/15/38
(a)(b)
..................... 1,170 1,170,219
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
.......... 630 629,244
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.14%,
12/15/36
(a)(b)
..................... 1,907 1,904,679
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/37 ..... 3,800 3,814,115
Series 2021-DM, Class A, (LIBOR USD 1
Month + 0.89%), 0.98%, 11/15/36 .... 2,185 2,184,473
Series 2021-STAR, Class A, (LIBOR USD 1
Month + 0.95%), 1.05%, 12/15/36 .... 1,770 1,769,133
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
..... 200 203,132
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.26%,
05/15/38
(a)(b)
..................... 100 99,938
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
..... 526 539,552

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.48%, 10/15/33 .... USD 1,400 $ 1,399,560
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.88%, 10/15/33 .... 400 399,029
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.16%, 12/15/36 .... 986 976,423
KKR Industrial Portfolio Trust, Series 2021-
KDIP, Class B, (LIBOR USD 1 Month +
0.80%), 0.91%, 12/15/37
(a)(b)
.......... 105 104,210
Med Trust, Series 2021-MDLN, Class A,
(LIBOR USD 1 Month + 0.95%), 1.06%,
11/15/38
(a)(b)
..................... 1,940 1,937,666
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (SOFR30A +
1.07%), 1.12%, 12/15/34
(a)(b)
.......... 250 250,838
Morgan Stanley Capital I Trust
(b)
Series 2018-H3, Class B, 4.62%, 07/15/51 . 533 592,989
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)
... 1,480 1,477,194
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 1.01%,
10/15/37
(a)(b)
..................... 464 463,714
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.31%, 05/15/31
(a)(b)
.... 2,180 2,178,685
60,644,849
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 0.97%,
05/15/53 ..................... 998 66,738
Series 2021-MF3, Class XA, 0.74%,
10/15/54 ..................... 1,463 79,759
BANK
Series 2020-BN29, Class XA, 1.35%,
11/15/53 ..................... 2,766 270,649
Series 2021-BN33, Class XA, 1.06%,
05/15/64 ..................... 9,660 740,434
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%,
10/15/53 ..................... 11,041 1,123,760
Series 2020-B21, Class XA, 1.46%,
12/17/53 ..................... 2,726 280,776
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.57%,
11/15/51 ..................... 3,062 101,985
Series 2019-C16, Class XA, 1.56%,
06/15/52 ..................... 10,193 962,723
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.48%, 10/15/52 ....... 7,654 687,596
Wells Fargo Commercial Mortgage Trust, Series
2021-C59, Class XA, 1.55%, 04/15/54 ... 2,486 278,006
4,592,426
Total Non-Agency Mortgage-Backed Securities — 9.9%
(Cost: $65,253,290) ............................... 65,237,275
U.S. Government Sponsored Agency Securities — 53.9%
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28 .. 4,100 4,711,738
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.13%, 01/25/30
(b)
................. USD 2,659 $ 208,966
Federal National Mortgage Association
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 977 1,048,300
Series 2014-27, Class VC, 4.00%, 05/25/31 3,236 3,265,817
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 .................. 500 530,072
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.80%, 07/20/39
(b)
.............. 762 873,631
5,926,786
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,538 1,601,477
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,423 1,483,957
3,085,434
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ....... 1,835 273,194
Series 2020-32, Class PI, 4.00%, 05/25/50 1,896 281,210
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 2,042 269,431
Series 2020-146, Class DI, 2.50%, 10/20/50 2,767 306,443
Series 2020-162, Class TI, 2.50%, 10/20/50 4,873 511,375
Series 2020-175, Class DI, 2.50%, 11/20/50 968 111,108
Series 2020-185, Class MI, 2.50%, 12/20/50 3,379 411,045
2,163,806
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
. 3,855 39
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
Series K094, Class X1, 0.88%, 06/25/29 .. 2,797 163,609
Series K105, Class X1, 1.52%, 03/25/53 .. 9,012 966,176
Series K107, Class X1, 1.59%, 01/25/30 .. 2,470 276,347
Series K109, Class X1, 1.58%, 04/25/30 .. 1,898 213,255
Series K110, Class X1, 1.70%, 04/25/30 .. 794 94,776
Series K113, Class X1, 1.39%, 06/25/30 .. 3,200 324,304
Series K115, Class X1, 1.33%, 06/25/30 .. 3,906 381,735
Series K116, Class X1, 1.43%, 07/25/30 .. 1,408 145,267
Series K119, Class X1, 0.93%, 09/25/30 .. 2,362 164,747
Series K120, Class X1, 1.04%, 10/25/30 .. 11,392 884,201
Series K122, Class X1, 0.88%, 11/25/30 .. 3,431 231,402
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58
(b)
.......... 3,268 561,801
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2005-9, 0.30%, 01/16/45 ........ 807 8
Series 2005-50, 0.37%, 06/16/45 ....... 1,508 8,666
Series 2006-30, 2.73%, 05/16/46 ....... 292 3
Series 2016-22, 0.72%, 11/16/55 ....... 13,806 426,702
Series 2016-45, 0.80%, 02/16/58 ....... 6,118 269,028
Series 2016-92, 0.62%, 04/16/58 ....... 1,591 61,759
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 7,297 430,858
Series 2016-151, 1.01%, 06/16/58 ...... 5,554 279,303

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-30, 0.55%, 08/16/58 ....... USD 2,871 $ 96,012
Series 2017-61, 0.78%, 05/16/59 ....... 2,103 102,390
Series 2017-64, 0.75%, 11/16/57 ....... 1,759 88,420
6,170,808
Mortgage-Backed Securities — 50.5%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 ........... 1,175 1,222,724
3.00%, 09/01/27 - 12/01/46 ........... 2,003 2,114,144
3.50%, 04/01/42 - 01/01/48 ........... 1,565 1,694,958
4.00%, 08/01/40 - 12/01/45 ........... 1,433 1,571,773
4.50%, 02/01/39 - 08/01/48 ........... 1,762 1,938,930
5.00%, 04/01/36 - 11/01/48 ........... 748 842,399
5.50%, 06/01/41 .................. 652 746,746
Federal National Mortgage Association
3.50%, 11/01/46 .................. 1,111 1,190,333
4.00%, 01/01/41 .................. 33 36,243
Government National Mortgage Association
2.00%, 01/15/52
(d)
................. 18,038 18,200,852
2.50%, 10/20/51 .................. 1,423 1,469,036
2.50%, 01/15/52 - 02/15/52
(d)
.......... 12,054 12,339,360
3.00%, 02/15/45 - 11/20/51 ........... 20,897 22,017,635
3.50%, 01/15/42 - 04/20/48 ........... 9,310 9,862,449
3.50%, 01/15/52
(d)
................. 1,013 1,054,598
4.00%, 04/20/39 - 06/20/50 ........... 15,948 17,064,170
4.50%, 12/20/39 - 08/20/50 ........... 3,371 3,681,006
5.00%, 12/15/38 - 07/20/41 ........... 1,386 1,574,308
7.00%, 06/15/23 - 11/15/23 ........... —
(e)
15
Uniform Mortgage-Backed Securities
1.50%, 01/25/37 - 01/25/52
(d)
.......... 16,722 16,449,449
2.00%, 10/01/31 - 12/01/51 ........... 8,281 8,288,718
2.00%, 01/25/37 - 02/25/52
(d)
.......... 53,933 53,767,684
2.50%, 04/01/30 - 12/01/51 ........... 22,623 23,308,593
2.50%, 01/25/52 - 02/25/52
(d)
.......... 46,201 47,076,805
3.00%, 04/01/28 - 08/01/50 ........... 18,761 19,772,660
3.00%, 01/25/52 - 02/25/52
(d)
.......... 13,460 13,940,419
3.50%, 11/01/28 - 08/01/50 ........... 12,433 13,363,147
3.50%, 01/25/52
(d)
................. 6,310 6,642,992
4.00%, 09/01/33 - 06/01/50 ........... 9,291 10,155,284
4.00%, 01/25/52 - 02/25/52
(d)
.......... 8,050 8,559,379
4.50%, 02/01/25 - 07/01/48 ........... 4,115 4,522,698
5.00%, 11/01/32 - 05/01/49 ........... 1,162 1,282,794
5.00%, 01/25/52
(d)
................. 2,157 2,350,490
5.50%, 02/01/35 - 04/01/41 ........... 2,104 2,379,968
6.00%, 05/01/33 - 06/01/41 ........... 1,932 2,220,709
6.50%, 05/01/40 .................. 412 474,774
333,178,242
Total U.S. Government Sponsored Agency Securities — 53.9%
(Cost: $355,529,065) .............................. 355,236,814
U.S. Treasury Obligations — 58.2%
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 ........... 3,503 4,823,910
4.50%, 08/15/39 .................. 1,760 2,485,450
4.38%, 11/15/39 .................. 1,760 2,452,931
4.63%, 02/15/40 .................. 1,743 2,503,452
3.88%, 08/15/40 .................. 1,743 2,297,288
1.75%, 08/15/41 .................. 87 84,640
3.13%, 02/15/43 .................. 6,770 8,159,701
2.88%, 05/15/43 - 11/15/46 ........... 13,280 15,566,807
3.63%, 08/15/43 .................. 6,770 8,781,959
3.75%, 11/15/43 .................. 6,770 8,953,061
2.50%, 02/15/45 .................. 6,264 6,888,687
2.75%, 11/15/47 .................. 6,264 7,292,666
3.00%, 02/15/48
(f)
................. 12,774 15,591,266
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.25%, 08/15/49 .................. USD 9,205 $ 9,851,867
U.S. Treasury Notes
1.50%, 01/31/22 - 02/15/30 ........... 47,070 47,323,583
1.75%, 04/30/22 - 11/15/29 ........... 60,870 61,687,812
2.13%, 12/31/22 - 05/15/25 ........... 40,360 41,492,514
0.50%, 03/15/23 - 05/31/27 ........... 35,575 34,838,744
0.25%, 04/15/23 .................. 8,835 8,805,320
2.75%, 05/31/23 .................. 13,020 13,421,789
2.25%, 11/15/24 - 08/15/27 ........... 27,938 29,123,547
2.00%, 02/15/25 .................. 16,270 16,758,100
0.38%, 04/30/25 .................. 14,918 14,587,007
0.63%, 03/31/27 .................. 5,911 5,713,582
2.88%, 08/15/28 .................. 3,910 4,270,148
3.13%, 11/15/28 .................. 3,910 4,346,057
1.63%, 08/15/29 .................. 6,070 6,157,968
Total U.S. Treasury Obligations — 58.2%
(Cost: $376,349,718) .............................. 384,259,856
Total Long-Term Investments — 123.3%
(Cost: $805,690,917) .............................. 813,412,133
Shares
Shares
Short-Term Securities — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(g)(h)
.................. 18,581,205 18,581,205
Total Short-Term Securities — 2.8%
(Cost: $18,581,205) ............................... 18,581,205
Total Options Purchased — 0.0%
(Cost: $118,044) ................................. 82,187
Total Investments Before Options Written and TBA Sale
Commitments — 126.1%
(Cost: $824,390,166 ) .............................. 832,075,525
Total Options Written — (0.3)%
(Premium Received — $2,507,179) .................... (1,909,532)
Par (000)
Pa r (000)
TBA Sale Commitments — (9.4)%
(d)
Mortgage-Backed Securities — (9.4)%
Government National Mortgage Association
3.00% ,  01/15/52 .................. 2,414 (2,497,152)
4.00% ,  01/15/52 .................. 1,201 (1,264,693)
4.50% ,  01/15/52 .................. 1,543 (1,629,661)
5.00% ,  01/15/52 .................. 185 (197,243)
Uniform Mortgage-Backed Securities
2.00% ,  01/25/37 - 01/25/52 ........... 18,722 (18,702,125)
2.50% ,  01/25/37 - 02/25/52 ........... 24,131 (24,646,000)
3.00% ,  01/25/37 - 01/25/52 ........... 5,618 (5,834,435)
3.50% ,  01/25/37 - 01/25/52 ........... 1,361 (1,432,613)
4.00% ,  01/25/52 .................. 2,054 (2,185,211)
4.50% ,  01/25/52 .................. 3,405 (3,647,537)

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% ,  01/25/52 .................. USD 56 $ (61,023)
Total TBA Sale Commitments — (9.4)%
(Proceeds: $62,120,736) ........................... (62,097,693)
Total Investments Net of Options Written and TBA Sale
Commitments — 116.4%
(Cost: $759,762,251 ) .............................. 768,068,300
Liabilities in Excess of Other Assets — (16.4)% ............ (108,214,987)
Net Assets — 100.0% ............................... $ 659,853,313
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rounds to less than 1,000.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 47,493,852 $ — $ (28,912,647) $ — $ — $ 18,581,205 18,581,205 $ 607 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 249 03/31/22 $ 54,315 $ (53,499)
U.S. Treasury 5 Year Note .................................................... 61 03/31/22 7,374 (5,082)
(58,581)
Short Contracts
Euro- Buxl ............................................................... 8 03/08/22 1,883 82,097
U.S. Treasury 10 Year Note ................................................... 33 03/22/22 4,301 (2,109)
U.S. Treasury 10 Year Ultra Note ............................................... 63 03/22/22 9,205 46,814
U.S. Treasury Long Bond .................................................... 76 03/22/22 12,155 (113,189)
U.S. Treasury Ultra Bond .................................................... 20 03/22/22 3,923 28,879
42,492
$ (16,089)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 70,000 USD 50,670 Bank of America NA 01/18/22 $ 261
AUD 90,000 USD 64,354 Deutsche Bank AG 01/18/22 1,128
BRL 285,525 USD 50,000 Goldman Sachs International 01/18/22 1,098
CLP 68,777,536 USD 80,000 Natwest Markets plc 01/18/22 577
EUR 60,000 USD 67,580 State Street Bank and Trust Co. 01/18/22 749
MXN 1,665,386 USD 80,000 Credit Agricole Corporate & Investment Bank SA 01/18/22 1,143
NOK 450,082 USD 50,000 Bank of America NA 01/18/22 1,094
USD 50,000 COP 194,629,500 Citibank NA 01/18/22 2,213
USD 50,000 JPY 5,742,028 BNP Paribas SA 01/18/22 77
USD 50,000 JPY 5,670,240 Natwest Markets plc 01/18/22 701
ZAR 1,286,354 USD 80,000 Goldman Sachs International 01/18/22 564
THB 1,680,422 USD 50,000 JPMorgan Chase Bank NA 03/15/22 290
AUD 2,305,437 USD 1,665,455 Morgan Stanley & Co. International plc 03/16/22 12,167
BRL 4,760,158 USD 821,000 Deutsche Bank AG 03/16/22 18,888
MXN 34,947,347 USD 1,642,278 HSBC Bank plc 03/16/22 43,334
ZAR 13,292,106 USD 821,139 Citibank NA 03/16/22 4,692
88,976
KZT 9,802,871 USD 22,540 Citibank NA 01/10/22 (143)
JPY 5,704,084 USD 50,000 Bank of America NA 01/18/22 (407)
JPY 5,680,912 USD 50,000 Credit Agricole Corporate & Investment Bank SA 01/18/22 (608)
RUB 5,942,172 USD 80,000 Goldman Sachs International 01/18/22 (1,023)
USD 49,947 AUD 70,000 Bank of America NA 01/18/22 (984)
USD 64,116 AUD 90,000 State Street Bank and Trust Co. 01/18/22 (1,366)
USD 146,956 EUR 130,000 Bank of America NA 01/18/22 (1,091)
USD 56,421 EUR 50,000 Credit Agricole Corporate & Investment Bank SA 01/18/22 (520)
USD 80,000 MXN 1,686,880 Bank of America NA 01/18/22 (2,191)
USD 70,000 MXN 1,459,574 Goldman Sachs International 01/18/22 (1,115)
USD 80,000 ZAR 1,286,382 Morgan Stanley & Co. International plc 01/18/22 (566)
USD 1,842,388 CNY 11,847,933 Citibank NA 02/24/22 (15,028)
USD 54,588 MXN 1,156,538 HSBC Bank plc 02/24/22 (1,401)
RUB 123,133,580 USD 1,642,000 UBS AG 03/16/22 (21,093)
USD 272,350 CAD 348,000 Morgan Stanley & Co. International plc 03/16/22 (2,720)
(50,256)
$ 38,720

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 65.00 RUB 65.00 USD 35 $ 132
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 145 4,258
4,390
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/25/22 RUB 67.00 RUB 67.00 USD 36 384
$ 4,774
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2022 Futures .............. 148 06/13/22 USD 99.25 USD 37,000 $ 23,125
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1.60% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/16/22 1.60 % USD 7,000 $ 54,288
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 81 01/21/22 USD 131.00 USD 8,100 $ (27,844)
Put
90-day Eurodollar June 2022 Futures ............... 74 06/10/22 USD 98.00 USD 18,500 (10,176)
$ (38,020)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/28/22 1.75 % USD 6,500 $ (129,632)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 3,000 (60,731)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 15,000 (423,562)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 14,900 (622,352)
(1,236,277)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Bank of America NA 02/28/22 1.75 USD 6,500 (41,371)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 3,000 (19,550)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 15,000 (132,081)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 04/28/22 0.95 USD 31,800 (183,043)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.40% Semi-Annual Barclays Bank plc 05/16/22 1.40 USD 38,500 (26,237)

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 % USD 14,900 $ (232,953)
(635,235)
$ (1,871,512)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.71% Semi-Annual 3 month LIBOR Quarterly 11/03/23 USD 16,930 $ 34,760 $ — $ 34,760
0.51% Semi-Annual 3 month LIBOR Quarterly 04/07/24 USD 712 7,397 — 7,397
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 4,700 (49,903) — (49,903)
$ (7,746) $ — $ (7,746)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.50% At Termination 04/28/31 USD 3,455 $ (232,324) $ — $ (232,324)
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 3,687 (206,570) — (206,570)
1 month USCPI At Termination 2.89% At Termination 10/29/31 USD 1,437 5,546 — 5,546
1 month USCPI At Termination 2.88% At Termination 11/01/31 USD 1,435 3,879 — 3,879
1 month USCPI At Termination 2.76% At Termination 11/05/31 USD 1,506 (15,350) — (15,350)
1 month USCPI At Termination 2.77% At Termination 11/05/31 USD 1,506 (14,928) — (14,928)
1 month USCPI At Termination 2.80% At Termination 11/08/31 USD 629 (3,913) — (3,913)
1 month USCPI At Termination 2.82% At Termination 11/10/31 USD 877 (2,960) — (2,960)
1 month USCPI At Termination 2.89% At Termination 11/15/31 USD 753 3,467 — 3,467
1 month USCPI At Termination 2.93% At Termination 11/15/31 USD 753 6,243 — 6,243
$ (456,910) $ — $ (456,910)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Goldman Sachs International 12/20/26 USD 372 $ 17,746 $ 8,291 $ 9,455
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 585 (2,625) (695) (1,930)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 398 (1,785) (686) (1,099)
$ – $ – $ –
$ 13,336 $ 6,910 $ 6,426
$ – $ – $ –

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
i
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 356,555 $ 24,663 $ — $ 24,663
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 356,555 (25,343) — (25,343)
5.64% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/22/23 COP 734,286 (323) — (323)
5.69% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/23/23 COP 368,040 (239) — (239)
5.76% Quarterly 1 day IBR Quarterly JPMorgan Chase Bank NA 11/24/23 COP 359,064 (343) — (343)
5.80% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 11/29/23 COP 737,105 (746) — (746)
5.65% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/09/23 COP 366,763 (3) — (3)
5.62% Quarterly 1 day IBR Quarterly
Goldman Sachs
International 12/13/23 COP 363,185 75 — 75
1 day IBR Quarterly 6.29% Quarterly
Goldman Sachs
International 11/22/26 COP 323,157 720 — 720
1 day IBR Quarterly 6.36% Quarterly JPMorgan Chase Bank NA 11/23/26 COP 161,579 478 — 478
1 day IBR Quarterly 6.41% Quarterly JPMorgan Chase Bank NA 11/24/26 COP 158,886 560 — 560
1 day IBR Quarterly 6.46% Quarterly
Goldman Sachs
International 11/29/26 COP 323,826 1,272 — 1,272
1 day IBR Quarterly 6.24% Quarterly
Goldman Sachs
International 12/09/26 COP 161,018 205 — 205
1 day IBR Quarterly 6.18% Quarterly
Goldman Sachs
International 12/13/26 COP 159,229 82 — 82
$ 1,058 $ — $ 1,058
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01%
1 day IBR ........................................... Colombian Reference Banking Indicator 2.91
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 7.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.21
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
RUB New Russian Ruble
THB Thai Baht
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 813,412,133 $ — $ 813,412,133
Short-Term Securities ....................................... 18,581,205 — — 18,581,205
Options Purchased
Foreign currency exchange contracts ........................... — 4,774 — 4,774
Interest rate contracts ...................................... 23,125 54,288 — 77,413
Liabilities
Investments
TBA Sale Commitments .................................... — (62,097,693) — (62,097,693)
$ 18,604,330 $ 751,373,502 $ — $ 769,977,832
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,455 $ — $ 9,455
Foreign currency exchange contracts ............................ — 88,976 — 88,976
Interest rate contracts ....................................... 157,790 70,212 — 228,002
Other contracts ........................................... — 19,135 — 19,135
Liabilities
Credit contracts ........................................... — (3,029) — (3,029)
Foreign currency exchange contracts ............................ — (50,256) — (50,256)
Interest rate contracts ....................................... (211,899) (1,948,412) — (2,160,311)
Other contracts ........................................... — (476,045) — (476,045)
$ (54,109) $ (2,289,964) $ — $ (2,344,073)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.